Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Impairment loss on definite lived intangible assets	$ 107,000	$ 1,151,000	$ 87,000
Impairment loss on indefinite-lived intangible assets	841,000	197,000	0
Impairment loss on goodwill	0	0	0
Impairment loss on cost method investments	867,000	761,000	666,000
Significant influence existence criteria, minimum ownership interest	20.00%
Significant influence existence criteria, maximum ownership interest	50.00%
Impairment loss on equity method investments	4,137,000	1,541,000	236,000
Revenues from search referral service	0
Revenues derived from nonmonetary transactions	0	0	0
Business tax and related surcharges rate, Minimum	3.39%
Business tax and related surcharges rate, Maximum	8.70%
VAT and related surcharges rate, minimum	3.00%
VAT and related surcharges rate, maximum	19.04%
Business tax and VAT included in revenues and cost of revenues	39,909,000	18,434,000	9,078,000
Advertising cost	62,301,000	21,082,000	7,843,000
Subsidy income	$ 2,349,000	$ 2,570,000	$ 151,000
Minimum likelihood of uncertain being sustained for uncertain income tax position being recognized	50.00%